Loss Per Share (LPS)	6 Months Ended
Jun. 30, 2024
Loss Per Share (LPS) [Abstract]
Loss per share (LPS)

23. Loss per share (LPS)

Basic LPS is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted LPS is calculated by dividing the loss attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares) by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table sets forth the reconciliation of the numerator and denominator used in the computation of basic and diluted loss per common share for the three and six months ended June 30, 2024, and June 30, 2023.

	Three months ended		Six months ended
	2024	2023	2024	2023
	$	$	$	$
Numerator:
Net loss used for basic earnings per share	(6,750,125)	(4,367,422)	(10,699,490)	(10,403,600)

Denominator:
Basic weighted-average outstanding common shares	78,275,354	58,300,082	78,274,404	58,300,082
Effect of dilutive potential common shares resulting from options	-	2,819,653	-	2,819,653
Effect of dilutive potential restricted stock units	-	1,696,867	-	1,696,867
Effect of dilutive potential warrants units	14,391,150	-	14,391,150	-
Effect of dilutive potential earnout stock units	26,797,052	-	26,797,052	-
Weighted-average shares outstanding - diluted	119,463,556	62,816,602	119,462,606	62,816,602

Net loss per common share:
Basic & diluted loss per share	(0.09)	(0.07)	(0.14)	(0.18)

The number of shares and nominal average value have been adjusted to retrospectively reflect the impact of the Flip-Up in accordance with the predecessor value method of accounting for the business combination under common control as disclosed in detail in Note 1.

Where a loss has occurred, basic and diluted loss per share is the same because the outstanding share options are anti-dilutive. Accordingly, diluted loss per share equals the basic loss per share. Earnouts and warrants outstanding as at June 30, 2024, totaling 41,188,202 (2023: Nil) and Options and RSU outstanding as at June 30, 2024, totaling Nil (2023: 4,516,520) are considered dilutive.